RECENTLY IMPLEMENTED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2018
Accounting Changes and Error Corrections [Abstract]
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS
RECENTLY IMPLEMENTED ACCOUNTING STANDARDS

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230) Restricted Cash.  This update addresses diversity in the classification and presentation of changes in restricted cash on the statement of cash flows.  This requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents by including restricted cash and restricted cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.  The standard is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal periods.  Early adoption is permitted, and any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period.  In the fourth quarter of 2017, we early adopted ASU 2016-18 and there was no material impact to our financial statements and business.

In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230), Classification of Certain Cash Receipts and Cash Payments. The update addresses eight specific cash flow issues with the objective of reducing diversity in practice. The standard is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal periods. We adopted the standard in the first quarter of 2018 and it did not have a material impact to our consolidated statements of cash flows.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (ASC 606). The update is intended to clarify the principles of recognizing revenue, and to develop a common revenue standard for U.S. GAAP and IFRS that would remove inconsistencies in revenue requirements, leading to improved comparability of revenue recognition practices across entities and industries. ASC 606 contains a single model that applies to contracts with customers and two approaches to recognizing revenue: at a point in time or over time. The model features a contract-based five-step analysis of transactions to determine whether, how much, and when revenue is recognized. New estimates and judgmental thresholds have been introduced, which may affect the amount and/or timing of revenue recognized. We adopted the standard as of January 1, 2018 using the full retrospective transition method.

The following tables summarize the effects of adopting the accounting standard on our Statement of Operations and Comprehensive Earnings (Loss):

Year ended December 31, 2017	As previously reported	Effect of adoption of ASC 606	As adjusted

Revenue	$692,077	$(1,350)	$690,727
Cost of sales	457,130	(642)	456,488
Sales and marketing	75,594	(459)	75,135
Research and development	83,361	(708)	82,653
Income tax expense	3,123	76	3,199
Basic net earnings per share (in dollars)	$0.13	$0.01	$0.14
Diluted earnings per share - (in dollars)	0.13	0.01	0.14

Year ended December 31, 2016	As previously reported	Effect of adoption of ASC 606	As adjusted

Revenue	$615,607	$(592)	$615,015
Cost of sales	397,864	(140)	397,724
Sales and marketing	64,242	(372)	63,870
Research and development	73,077	(402)	72,675
Income tax expense	4,310	61	4,371
Basic net earnings per share (in dollars)	$0.48	$0.01	$0.49
Diluted earnings per share - (in dollars)	0.48	0.01	0.48

The following table summarizes the effects of adopting the accounting standard on our Balance Sheet:

As of December 31, 2017	As previously reported	Effect of adoption of ASC 606	As adjusted

Assets
Accounts receivable	$168,503	$4,551	$173,054
Inventories	53,026	117	53,143
Prepaids and other	8,006	215	8,221
Other assets	12,058	655	12,713

Liabilities
Accounts payable and accrued liabilities	172,395	2,972	175,367
Deferred revenue	5,455	1,820	7,275
Deferred income tax liability	7,702	143	7,845

Equity
Retained earnings	16,899	603	17,502